Consolidating financial information - Balance sheet (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 30, 2017	Dec. 31, 2016
Assets
Cash and balances at central banks	£ 88,897	£ 98,337	£ 98,337	£ 74,250
Trading assets	75,119	85,991	85,991
Derivatives	133,349	160,843	160,843
Settlement balances	2,928	2,517	2,517
Loans and advances	12,947	11,517	11,517
Loans and advances to customers	305,089	310,116	310,116
Other financial assets.	59,485	51,929	51,929
Intangible assets	6,616	6,543	6,543
Other assets	9,805	10,263	10,263
Total assets	694,235	738,056	738,056	798,656
Liabilities
Deposits by banks	23,297	30,396	30,396
Customer accounts	360,914	361,316	361,316
Settlement balances	3,066	2,844	2,844
Trading liabilities	72,350	81,982	81,982
Derivatives	128,897	154,506	154,506
Other financial liabilities	39,732	30,326	30,326
Subordinated liabilities	10,535	12,722	12,722
Other liabilities	8,954	14,871	14,871
Total liabilities	647,745	688,963	688,963	749,252
Owners' equity	45,736	48,330
Non-controlling interests	754	763
Total equity	46,490	49,093	49,093	£ 49,404
Total liabilities and equity	694,235	738,056	£ 738,056
Inter segment/consolidation adjustments
Assets
Cash and balances at central banks		61,537
Trading assets	(99)	(71)
Derivatives	(5,195)	(4,426)
Settlement balances		4
Loans and advances	(34)	6,141
Loans and advances to customers	(19)	77,228
Amount due from holding company and fellow subsidiaries	(105,229)	(45,809)
Other financial assets.	(232)	44,393
Intangible assets	302	6,012
Other assets	(60,023)	(274,599)
Total assets	(170,529)	(129,590)
Liabilities
Deposits by banks	(76)	7,502
Customer accounts	(7)	83,406
Amount due to holding company and fellow subsidiaries	(105,073)	(45,809)
Trading liabilities	(99)	(113)
Derivatives	(5,177)	(4,165)
Other financial liabilities	7	8,626
Subordinated liabilities	(123)	2,661
Other liabilities	(735)	(105,795)
Total liabilities	(111,283)	(53,687)
Owners' equity	(59,989)	(76,535)
Non-controlling interests	743	632
Total equity	(59,246)	(75,903)
Total liabilities and equity	(170,529)	(129,590)
RBSG plc
Assets
Derivatives	543	163
Amount due from holding company and fellow subsidiaries	22,791	24,987
Other financial assets.	241	107
Other assets	56,773	47,605
Total assets	80,348	72,862
Liabilities
Amount due to holding company and fellow subsidiaries	635	163
Derivatives	445	284
Other financial liabilities	16,821	9,202
Subordinated liabilities	7,941	7,864
Other liabilities	119	388
Total liabilities	25,961	17,901
Owners' equity	54,387	54,961
Total equity	54,387	54,961
Total liabilities and equity	80,348	72,862
NWM Plc
Assets
Cash and balances at central banks	11,095	93
Trading assets	61,990	73,011
Derivatives	134,291	162,005
Settlement balances	1,421	1,614
Loans and advances	454	195
Loans and advances to customers	7,908	9,133
Amount due from holding company and fellow subsidiaries	11,800	6,470
Other financial assets.	10,995	3,079
Other assets	2,087	270,289
Total assets	242,041	525,889
Liabilities
Deposits by banks	2,777	527
Customer accounts	2,390	3,063
Amount due to holding company and fellow subsidiaries	23,505	14,994
Settlement balances	1,977	1,372
Trading liabilities	54,540	64,182
Derivatives	129,974	155,098
Other financial liabilities	16,279	11,255
Subordinated liabilities	659
Other liabilities	1,018	230,876
Total liabilities	233,119	481,367
Owners' equity	8,922	44,522
Total equity	8,922	44,522
Total liabilities and equity	242,041	525,889
Subsidiaries
Assets
Cash and balances at central banks	77,802	36,707
Trading assets	13,228	13,051
Derivatives	3,710	3,101
Settlement balances	1,507	899
Loans and advances	12,527	5,181
Loans and advances to customers	297,200	223,755
Amount due from holding company and fellow subsidiaries	70,638	14,352
Other financial assets.	48,481	4,350
Intangible assets	6,314	531
Other assets	10,968	(33,032)
Total assets	542,375	268,895
Liabilities
Deposits by banks	20,596	22,367
Customer accounts	358,531	274,847
Amount due to holding company and fellow subsidiaries	80,933	30,652
Settlement balances	1,089	1,472
Trading liabilities	17,909	17,913
Derivatives	3,655	3,289
Other financial liabilities	6,625	1,243
Subordinated liabilities	2,058	2,197
Other liabilities	8,552	(110,598)
Total liabilities	499,948	243,382
Owners' equity	42,416	25,382
Non-controlling interests	11	131
Total equity	42,427	25,513
Total liabilities and equity	£ 542,375	£ 268,895